UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-22595

FSI Low Beta Absolute Return Fund
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2086

Leslie K. Klenk, Esq.
Bernstein Shur, Sawyer & Nelson
100 Middle Street
Portland, ME 04104-5029
(207) 774-1200

Date of fiscal year end:
August 31

Date of reporting period:
July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD

FSI Low Beta Absolute Return Fund

The Fund held no securities during the period July 1, 2012 through June 30, 2013 that required proxy votes and, therefore, there is no voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FSI Low Beta Absolute Return Fund

By:	/s/ Gary W. Gould
Gary W. Gould, President

Date:	7-15-13